Annual Fund Operating Expenses - Class A C S I N T Shares - Janus Henderson Emerging Markets Fund	Jan. 29, 2021
Class A
Operating Expenses:
Management Fees	1.00%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.62%
Total Annual Fund Operating Expenses	1.87%
Fee Waiver	0.49%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.38%	[1]
Class C
Operating Expenses:
Management Fees	1.00%
Distribution/Service (12b-1) Fees	1.00%
Other Expenses	0.64%
Total Annual Fund Operating Expenses	2.64%
Fee Waiver	0.52%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	2.12%	[1]
Class S
Operating Expenses:
Management Fees	1.00%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	4.49%
Total Annual Fund Operating Expenses	5.74%
Fee Waiver	4.20%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.54%	[1]
Class I
Operating Expenses:
Management Fees	1.00%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.54%
Total Annual Fund Operating Expenses	1.54%
Fee Waiver	0.44%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.10%	[1]
Class N
Operating Expenses:
Management Fees	1.00%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.49%
Total Annual Fund Operating Expenses	1.49%
Fee Waiver	0.46%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.03%	[1]
Class T
Operating Expenses:
Management Fees	1.00%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.83%
Total Annual Fund Operating Expenses	1.83%
Fee Waiver	0.55%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.28%	[1]

[1]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 1.03% for at least a one-year period commencing on January 28, 2021. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.